Vessels, net (Tables)	6 Months Ended
Jun. 30, 2025
Vessels, net [Abstract]
Vessels, net
The amounts of Vessels, net, in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2024	$228,389	$(38,812)	$189,577
- Vessel’s disposals	(22,144)	4,651	(17,493)
- Depreciation	-	(5,994)	(5,994)
Balance, June 30, 2025	$206,245	$(40,155)	$166,090